Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - Fair Value Hedges [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024 [1]	Oct. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2]	$ 1,464	$ 4,946	[3]
Carrying amount of hedging derivatives liabilities	[2]	(1,591)	(1,391)	[3]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		(2,032)	2,993	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		1,900	(2,816)	[3]
Ineffectiveness recorded in non-interest revenue - other		(132)	177	[3]
Carrying amount of the hedged item	[4]	53,241	9,685	[3]
Active hedges		527	(3,358)	[3]
Discontinued hedges		(363)	1,463	[3]
Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2]	1,464	4,877	[3]
Carrying amount of hedging derivatives liabilities	[2]	(1,589)	(1,390)	[3]
Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2],[3]		69
Carrying amount of hedging derivatives liabilities	[2]	(2)	(1)	[3]
Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		(3,266)	4,071	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		3,117	(3,955)	[3]
Ineffectiveness recorded in non-interest revenue - other		(149)	116	[3]
Carrying amount of the hedged item	[4]	118,397	87,043	[3]
Active hedges		741	(4,373)	[3]
Discontinued hedges		(1,293)	(404)	[3]
Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		1,234	(1,078)	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		(1,217)	1,139	[3]
Ineffectiveness recorded in non-interest revenue - other		17	61	[3]
Carrying amount of the hedged item	[4]	(65,156)	(77,358)	[3]
Active hedges		(214)	1,015	[3]
Discontinued hedges		$ 930	$ 1,867	[3]

[1]	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2024.
[2]	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[3]	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2023.
[4]	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.